GOODWILL AND INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
GOODWILL AND INTANGIBLE ASSETS
NOTE 11:-	GOODWILL AND INTANGIBLE ASSETS

a.	Goodwill

The following table presents the changes in the carrying amount of goodwill for the six-month period ended June 30, 2026 (unaudited):

Amount
Balance as of January 1, 2026	$-
Acquired through business combination (Note 1)	9,851
Measurement period adjustments	-
Balance as of June 30, 2026	$9,851

Goodwill is not amortized and is tested for impairment annually or when a triggering event occurs. No impairment indicators were identified during the six-month period ended June 30, 2026.

b.	Intangible Assets

The following table presents the components of intangible assets as of June 30, 2026 (unaudited):

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Life

Acquired technology	$3,368	$(140)	$3,228	3 years
Total intangible assets, net	$3,368	$(140)	$3,228